Annual Total Returns [BarChart] - LVIP T Rowe Price 2010 Fund - Standard Class	May 01, 2021
Bar Chart Table:
2011	1.29%
2012	8.54%
2013	8.93%
2014	4.78%
2015	(1.61%)
2016	4.44%
2017	9.64%
2018	(4.22%)
2019	15.73%
2020	12.29%